UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2022

Item 1.

Reports to Stockholders

Fidelity Advisor® Leveraged Company Stock Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Alphabet, Inc. Class C	4.0
Caesars Entertainment, Inc.	4.0
JBS SA	3.3
Microsoft Corp.	3.0
Adobe, Inc.	2.9
Meta Platforms, Inc. Class A	2.8
Lam Research Corp.	2.8
IQVIA Holdings, Inc.	2.8
Boyd Gaming Corp.	2.8
Tesla, Inc.	2.7
31.1

Top Five Market Sectors as of January 31, 2022

% of fund's net assets
Information Technology	26.9
Consumer Discretionary	19.8
Health Care	11.3
Communication Services	10.7
Materials	6.8

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	97.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 6.1%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.7%
Entertainment - 0.0%
New Cotai LLC/New Cotai Capital Corp. (a)(b)(c)	411,029	$633
Interactive Media & Services - 7.1%
Alphabet, Inc. Class C (a)	18,900	51,294
Cars.com, Inc. (a)	240,100	3,741
Meta Platforms, Inc. Class A (a)	117,100	36,683
		91,718
Media - 2.6%
Nexstar Broadcasting Group, Inc. Class A	200,702	33,192
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc. (a)	113,500	12,277

TOTAL COMMUNICATION SERVICES		137,820

CONSUMER DISCRETIONARY - 19.8%
Automobiles - 3.3%
Ford Motor Co.	381,100	7,736
Tesla, Inc. (a)	37,800	35,408
		43,144
Hotels, Restaurants & Leisure - 7.0%
Airbnb, Inc. Class A (a)	3,900	600
Boyd Gaming Corp.	606,100	36,039
Caesars Entertainment, Inc. (a)	672,900	51,235
Studio City International Holdings Ltd. ADR (a)(d)	397,700	2,247
		90,121
Household Durables - 4.1%
Lennar Corp. Class A	68,000	6,535
PulteGroup, Inc.	186,900	9,848
Tempur Sealy International, Inc.	778,400	30,988
Whirlpool Corp.	27,745	5,832
		53,203
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	2,100	6,282
eBay, Inc.	102,200	6,139
		12,421
Specialty Retail - 3.5%
Bath & Body Works, Inc.	94,900	5,321
Lowe's Companies, Inc.	102,200	24,257
RH (a)	11,300	4,552
Victoria's Secret & Co. (a)	31,633	1,766
Williams-Sonoma, Inc.	55,600	8,926
		44,822
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	65,300	6,204
Tapestry, Inc.	166,600	6,322
		12,526

TOTAL CONSUMER DISCRETIONARY		256,237

CONSUMER STAPLES - 5.4%
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc. (a)	140,600	8,643
Food Products - 4.7%
Darling Ingredients, Inc. (a)	283,879	18,103
JBS SA	6,561,800	43,361
		61,464

TOTAL CONSUMER STAPLES		70,107

ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Antero Resources Corp. (a)	401,400	7,839
Cheniere Energy, Inc.	166,800	18,665
Chesapeake Energy Corp. (d)	186,600	12,721
Denbury, Inc. (a)	141,200	10,610
		49,835
FINANCIALS - 4.8%
Banks - 2.3%
Bank of America Corp.	313,001	14,442
JPMorgan Chase & Co.	99,200	14,741
		29,183
Consumer Finance - 1.6%
OneMain Holdings, Inc.	401,200	20,726
Insurance - 0.9%
Arthur J. Gallagher & Co.	75,600	11,940

TOTAL FINANCIALS		61,849

HEALTH CARE - 11.3%
Biotechnology - 0.5%
Regeneron Pharmaceuticals, Inc. (a)	10,500	6,390
Health Care Providers & Services - 4.3%
HCA Holdings, Inc.	58,121	13,952
Humana, Inc.	40,200	15,779
UnitedHealth Group, Inc.	54,500	25,755
		55,486
Life Sciences Tools & Services - 6.1%
Charles River Laboratories International, Inc. (a)	28,600	9,431
IQVIA Holdings, Inc. (a)	148,100	36,270
Thermo Fisher Scientific, Inc.	57,500	33,425
		79,126
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co.	75,400	4,893

TOTAL HEALTH CARE		145,895

INDUSTRIALS - 4.7%
Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (a)	58,400	4,743
Airlines - 0.3%
Air Canada (a)(d)	205,500	3,696
Building Products - 1.5%
Builders FirstSource, Inc. (a)	202,700	13,782
Carrier Global Corp.	129,600	6,179
		19,961
Electrical Equipment - 0.0%
Array Technologies, Inc. (a)	23,100	243
Machinery - 0.4%
Allison Transmission Holdings, Inc.	129,900	4,935
Marine - 0.0%
Genco Shipping & Trading Ltd.	662	10
Professional Services - 0.8%
ASGN, Inc. (a)	87,200	10,017
Road & Rail - 0.3%
XPO Logistics, Inc. (a)	58,400	3,864
Trading Companies & Distributors - 1.0%
United Rentals, Inc. (a)	41,300	13,221

TOTAL INDUSTRIALS		60,690

INFORMATION TECHNOLOGY - 26.9%
Electronic Equipment & Components - 2.7%
CDW Corp.	43,800	8,280
Zebra Technologies Corp. Class A (a)	52,700	26,831
		35,111
IT Services - 5.8%
EPAM Systems, Inc. (a)	37,500	17,855
Global Payments, Inc.	175,900	26,364
PayPal Holdings, Inc. (a)	115,200	19,807
Visa, Inc. Class A	47,300	10,698
		74,724
Semiconductors & Semiconductor Equipment - 9.3%
Lam Research Corp.	61,600	36,339
Marvell Technology, Inc.	245,700	17,543
Microchip Technology, Inc.	269,800	20,904
NVIDIA Corp.	48,700	11,925
NXP Semiconductors NV	58,800	12,080
onsemi (a)	369,170	21,781
		120,572
Software - 9.1%
Adobe, Inc. (a)	69,800	37,294
Microsoft Corp.	125,500	39,028
Palo Alto Networks, Inc. (a)	40,400	20,903
SS&C Technologies Holdings, Inc.	260,800	20,830
		118,055

TOTAL INFORMATION TECHNOLOGY		348,462

MATERIALS - 6.8%
Chemicals - 3.3%
CF Industries Holdings, Inc.	269,700	18,574
The Chemours Co. LLC	726,400	23,761
		42,335
Containers & Packaging - 2.1%
Berry Global Group, Inc. (a)	189,900	12,803
WestRock Co.	320,600	14,799
		27,602
Metals & Mining - 1.4%
First Quantum Minerals Ltd.	715,900	17,634

TOTAL MATERIALS		87,571

UTILITIES - 3.1%
Electric Utilities - 3.1%
NRG Energy, Inc.	489,400	19,542
PG&E Corp. (a)	1,658,556	21,213
		40,755
TOTAL COMMON STOCKS
(Cost $703,384)		1,259,221
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (Cost $130)(c)(e)(f)(g)	130	130
	Shares	Value (000s)

Money Market Funds - 4.2%
Fidelity Cash Central Fund 0.08% (h)	41,481,172	41,489
Fidelity Securities Lending Cash Central Fund 0.08% (h)(i)	13,105,819	13,107
TOTAL MONEY MARKET FUNDS
(Cost $54,596)		54,596
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $758,110)		1,313,947
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(20,448)
NET ASSETS - 100%		$1,293,499

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $633,000 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$2,036

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$32,287	$159,709	$150,507	$13	$--	$--	$41,489	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	5,893	193,853	186,639	6	--	--	13,107	0.0%
Total	$38,180	$353,562	$337,146	$19	$--	$--	$54,596

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$137,820	$137,187	$--	$633
Consumer Discretionary	256,237	256,237	--	--
Consumer Staples	70,107	70,107	--	--
Energy	49,835	49,835	--	--
Financials	61,849	61,849	--	--
Health Care	145,895	145,895	--	--
Industrials	60,690	60,690	--	--
Information Technology	348,462	348,462	--	--
Materials	87,571	87,571	--	--
Utilities	40,755	40,755	--	--
Bank Loan Obligations	130	--	--	130
Money Market Funds	54,596	54,596	--	--
Total Investments in Securities:	$1,313,947	$1,313,184	$--	$763

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,762) — See accompanying schedule: Unaffiliated issuers (cost $703,514)	$1,259,351
Fidelity Central Funds (cost $54,596)	54,596
Total Investment in Securities (cost $758,110)		$1,313,947
Receivable for investments sold		6,817
Receivable for fund shares sold		431
Dividends receivable		449
Distributions receivable from Fidelity Central Funds		5
Prepaid expenses		1
Total assets		1,321,650
Liabilities
Payable for investments purchased	$10,774
Payable for fund shares redeemed	3,101
Accrued management fee	638
Distribution and service plan fees payable	277
Other affiliated payables	220
Other payables and accrued expenses	34
Collateral on securities loaned	13,107
Total liabilities		28,151
Net Assets		$1,293,499
Net Assets consist of:
Paid in capital		$694,232
Total accumulated earnings (loss)		599,267
Net Assets		$1,293,499
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($612,310 ÷ 11,793.48 shares)(a)		$51.92
Maximum offering price per share (100/94.25 of $51.92)		$55.09
Class M:
Net Asset Value and redemption price per share ($256,564 ÷ 5,217.57 shares)(a)		$49.17
Maximum offering price per share (100/96.50 of $49.17)		$50.95
Class C:
Net Asset Value and offering price per share ($40,675 ÷ 944.50 shares)(a)		$43.07
Class I:
Net Asset Value, offering price and redemption price per share ($344,434 ÷ 6,377.86 shares)		$54.00
Class Z:
Net Asset Value, offering price and redemption price per share ($39,516 ÷ 728.63 shares)		$54.23

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$8,174
Interest		9
Income from Fidelity Central Funds (including $6 from security lending)		19
Total income		8,202
Expenses
Management fee	$4,037
Transfer agent fees	1,136
Distribution and service plan fees	1,762
Accounting fees	222
Custodian fees and expenses	19
Independent trustees' fees and expenses	2
Registration fees	67
Audit	33
Legal	3
Miscellaneous	2
Total expenses before reductions	7,283
Expense reductions	(22)
Total expenses after reductions		7,261
Net investment income (loss)		941
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	89,727
Foreign currency transactions	2
Total net realized gain (loss)		89,729
Change in net unrealized appreciation (depreciation) on investment securities		(108,429)
Net gain (loss)		(18,700)
Net increase (decrease) in net assets resulting from operations		$(17,759)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$941	$(2,539)
Net realized gain (loss)	89,729	115,148
Change in net unrealized appreciation (depreciation)	(108,429)	440,715
Net increase (decrease) in net assets resulting from operations	(17,759)	553,324
Distributions to shareholders	(130,097)	(36,579)
Share transactions - net increase (decrease)	29,047	(115,343)
Total increase (decrease) in net assets	(118,809)	401,402
Net Assets
Beginning of period	1,412,308	1,010,906
End of period	$1,293,499	$1,412,308

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Leveraged Company Stock Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$57.91	$37.71	$38.39	$45.16	$53.06	$53.77
Income from Investment Operations
Net investment income (loss)A,B	.04	(.09)C	(.04)	(.04)	.02	.43D
Net realized and unrealized gain (loss)	(.71)	21.71	1.35	(1.61)	4.99	7.18
Total from investment operations	(.67)	21.62	1.31	(1.65)	5.01	7.61
Distributions from net investment income	(.07)	–	–	–	(.28)	(.33)
Distributions from net realized gain	(5.25)	(1.42)	(1.99)	(5.12)	(12.63)	(8.00)
Total distributions	(5.32)	(1.42)	(1.99)	(5.12)	(12.91)	(8.32)E
Net asset value, end of period	$51.92	$57.91	$37.71	$38.39	$45.16	$53.06
Total ReturnF,G,H	(1.53)%	58.43%	3.56%	(3.83)%	12.15%	16.09%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.04%K	1.05%	1.08%	1.07%	1.07%	1.08%
Expenses net of fee waivers, if any	1.04%K	1.05%	1.08%	1.07%	1.07%	1.08%
Expenses net of all reductions	1.04%K	1.05%	1.07%	1.07%	1.06%	1.07%
Net investment income (loss)	.13%K	(.19)%C	(.12)%	(.10)%	.05%	.82%D
Supplemental Data
Net assets, end of period (in millions)	$612	$656	$452	$537	$600	$744
Portfolio turnover rateL	23%K	14%	59%	25%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.30) %.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .44%.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Leveraged Company Stock Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$55.13	$36.04	$36.87	$43.67	$51.72	$52.61
Income from Investment Operations
Net investment income (loss)A,B	(.03)	(.21)C	(.13)	(.13)	(.08)	.29D
Net realized and unrealized gain (loss)	(.66)	20.72	1.29	(1.55)	4.83	7.01
Total from investment operations	(.69)	20.51	1.16	(1.68)	4.75	7.30
Distributions from net investment income	(.02)	–	–	–	(.18)	(.20)
Distributions from net realized gain	(5.25)	(1.42)	(1.99)	(5.12)	(12.62)	(8.00)
Total distributions	(5.27)	(1.42)	(1.99)	(5.12)	(12.80)	(8.19)E
Net asset value, end of period	$49.17	$55.13	$36.04	$36.87	$43.67	$51.72
Total ReturnF,G,H	(1.65)%	58.05%	3.28%	(4.06)%	11.89%	15.78%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.29%K	1.30%	1.32%	1.32%	1.31%	1.32%
Expenses net of fee waivers, if any	1.29%K	1.30%	1.32%	1.32%	1.31%	1.32%
Expenses net of all reductions	1.29%K	1.30%	1.31%	1.31%	1.30%	1.31%
Net investment income (loss)	(.12)%K	(.44)%C	(.37)%	(.35)%	(.19)%	.58%D
Supplemental Data
Net assets, end of period (in millions)	$257	$284	$217	$288	$407	$497
Portfolio turnover rateL	23%K	14%	59%	25%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.55) %.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .19%.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Leveraged Company Stock Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$48.98	$32.31	$33.42	$40.27	$48.67	$50.01
Income from Investment Operations
Net investment income (loss)A,B	(.15)	(.41)C	(.28)	(.29)	(.28)	.03D
Net realized and unrealized gain (loss)	(.56)	18.50	1.16	(1.44)	4.48	6.63
Total from investment operations	(.71)	18.09	.88	(1.73)	4.20	6.66
Distributions from net investment income	–	–	–	–	(.05)	–
Distributions from net realized gain	(5.20)	(1.42)	(1.99)	(5.12)	(12.56)	(8.00)
Total distributions	(5.20)	(1.42)	(1.99)	(5.12)	(12.60)E	(8.00)
Net asset value, end of period	$43.07	$48.98	$32.31	$33.42	$40.27	$48.67
Total ReturnF,G,H	(1.90)%	57.23%	2.76%	(4.58)%	11.35%	15.19%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.81%K	1.83%	1.85%	1.83%	1.82%	1.83%
Expenses net of fee waivers, if any	1.81%K	1.83%	1.85%	1.83%	1.82%	1.83%
Expenses net of all reductions	1.81%K	1.83%	1.84%	1.83%	1.81%	1.81%
Net investment income (loss)	(.64)%K	(.96)%C	(.90)%	(.86)%	(.70)%	.07%D
Supplemental Data
Net assets, end of period (in millions)	$41	$51	$56	$90	$273	$361
Portfolio turnover rateL	23%K	14%	59%	25%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.08) %.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.31) %.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Leveraged Company Stock Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$60.01	$38.93	$39.47	$46.20	$54.02	$54.62
Income from Investment Operations
Net investment income (loss)A,B	.11	.04C	.05	.06	.15	.57D
Net realized and unrealized gain (loss)	(.74)	22.46	1.40	(1.65)	5.10	7.30
Total from investment operations	(.63)	22.50	1.45	(1.59)	5.25	7.87
Distributions from net investment income	(.13)	–	–	(.02)	(.44)	(.47)
Distributions from net realized gain	(5.25)	(1.42)	(1.99)	(5.12)	(12.63)	(8.00)
Total distributions	(5.38)	(1.42)	(1.99)	(5.14)	(13.07)	(8.47)
Net asset value, end of period	$54.00	$60.01	$38.93	$39.47	$46.20	$54.02
Total ReturnE,F	(1.41)%	58.87%	3.82%	(3.59)%	12.46%	16.37%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.78%I	.79%	.81%	.81%	.81%	.81%
Expenses net of fee waivers, if any	.78%I	.79%	.81%	.81%	.80%	.81%
Expenses net of all reductions	.78%I	.79%	.80%	.80%	.79%	.80%
Net investment income (loss)	.39%I	.07%C	.14%	.16%	.32%	1.09%D
Supplemental Data
Net assets, end of period (in millions)	$344	$378	$261	$354	$558	$853
Portfolio turnover rateJ	23%I	14%	59%	25%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.04) %.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .70%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Leveraged Company Stock Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$60.24	$39.03	$39.52	$46.22	$54.06	$54.66
Income from Investment Operations
Net investment income (loss)A,B	.15	.10C	.10	.11	.20	.64D
Net realized and unrealized gain (loss)	(.75)	22.53	1.40	(1.64)	5.10	7.31
Total from investment operations	(.60)	22.63	1.50	(1.53)	5.30	7.95
Distributions from net investment income	(.16)	–	–	(.05)	(.51)	(.55)
Distributions from net realized gain	(5.25)	(1.42)	(1.99)	(5.12)	(12.63)	(8.00)
Total distributions	(5.41)	(1.42)	(1.99)	(5.17)	(13.14)	(8.55)
Net asset value, end of period	$54.23	$60.24	$39.03	$39.52	$46.22	$54.06
Total ReturnE,F	(1.35)%	59.05%	3.95%	(3.45)%	12.59%	16.54%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.66%I	.67%	.68%	.68%	.68%	.68%
Expenses net of fee waivers, if any	.66%I	.67%	.68%	.68%	.68%	.68%
Expenses net of all reductions	.66%I	.67%	.67%	.68%	.67%	.67%
Net investment income (loss)	.51%I	.20%C	.27%	.29%	.44%	1.22%D
Supplemental Data
Net assets, end of period (in millions)	$40	$43	$25	$32	$37	$28
Portfolio turnover rateJ	23%I	14%	59%	25%	32%	68%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .08%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .83%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships and losses deferred due to excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$575,717
Gross unrealized depreciation	(19,880)
Net unrealized appreciation (depreciation)	$555,837
Tax cost	$758,110

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Leveraged Company Stock Fund	159,641	263,399

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$824	$–
Class M	.25%	.25%	702	–
Class C	.75%	.25%	236	9
			$1,762	$9

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$15
Class M	2
$17

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$550.17
Class M	232.17
Class C	44.19
Class I	301.16
Class Z	9.04
	$1,136

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Leveraged Company Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Leveraged Company Stock Fund	$3

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Leveraged Company Stock Fund	15,088	14,624	9,698

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Leveraged Company Stock Fund	$1

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Leveraged Company Stock Fund	$1	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses and the amount represents less than five hundred dollars.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $22.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Advisor Leveraged Company Stock Fund
Distributions to shareholders
Class A	$60,408	$16,370
Class M	26,805	8,054
Class C	5,122	2,294
Class I	33,788	8,974
Class Z	3,974	887
Total	$130,097	$36,579

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2022	Year ended July 31, 2021	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity Advisor Leveraged Company Stock Fund
Class A
Shares sold	465	1,074	$26,161	$56,677
Reinvestment of distributions	1,036	345	57,346	15,503
Shares redeemed	(1,041)	(2,084)	(58,453)	(102,577)
Net increase (decrease)	460	(665)	$25,054	$(30,397)
Class M
Shares sold	179	469	$9,514	$22,659
Reinvestment of distributions	499	184	26,202	7,875
Shares redeemed	(604)	(1,519)	(32,269)	(71,510)
Net increase (decrease)	74	(866)	$3,447	$(40,976)
Class C
Shares sold	26	73	$1,246	$3,127
Reinvestment of distributions	110	59	5,095	2,278
Shares redeemed	(240)	(828)	(11,342)	(36,609)
Net increase (decrease)	(104)	(696)	$(5,001)	$(31,204)
Class I
Shares sold	492	1,265	$28,974	$68,406
Reinvestment of distributions	542	177	31,141	8,236
Shares redeemed	(959)	(1,838)	(55,574)	(93,881)
Net increase (decrease)	75	(396)	$4,541	$(17,239)
Class Z
Shares sold	138	348	$8,187	$18,308
Reinvestment of distributions	58	16	3,359	744
Shares redeemed	(178)	(286)	(10,540)	(14,579)
Net increase (decrease)	18	78	$1,006	$4,473

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Advisor Leveraged Company Stock Fund
Class A	1.04%
Actual		$1,000.00	$984.70	$5.20
Hypothetical-C		$1,000.00	$1,019.96	$5.30
Class M	1.29%
Actual		$1,000.00	$983.50	$6.45
Hypothetical-C		$1,000.00	$1,018.70	$6.56
Class C	1.81%
Actual		$1,000.00	$981.00	$9.04
Hypothetical-C		$1,000.00	$1,016.08	$9.20
Class I	.78%
Actual		$1,000.00	$985.90	$3.90
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Class Z	.66%
Actual		$1,000.00	$986.50	$3.30
Hypothetical-C		$1,000.00	$1,021.88	$3.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

ALSF-SANN-0422
1.759104.123

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 24, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 24, 2022